SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
Summary Of Significant Accounting Policies Table [Abstract]
Schedule of Changes in the Allowance for Doubtful Accounts

Changes in the Company's allowance for doubtful accounts from January 1 through December 31 are presented below (in millions):

	2013	2012	2011
Balance at beginning of year	$65	$62	$74
Provision for bad debts(a)	249	224	221
Write-offs, net of recoveries	(237)	(221)	(233)
Balance at end of year	$77	$65	$62

——————————

  Provision for bad debts includes amounts charged to expense associated with the Company's allowance for doubtful accounts and excludes collection expenses and the benefit from late fees billed to subscribers.

Schedule of Property, Plant and Equipment and Related Accumulated Depreciation

The Company's property, plant and equipment and related accumulated depreciation as of December 31, 2013 and 2012 consisted of the following:

			Estimated
	December 31,		Useful
	2013	2012	Lives

	(in millions)		(in years)
Land, buildings and improvements(a)	$1,851	$1,778	1-20
Distribution systems(b)	23,119	21,141	3-25
Converters and modems	5,687	5,806	3-5
Capitalized software costs(c)	2,252	1,895	3-5
Vehicles and other equipment	2,286	2,214	3-10
Construction in progress	424	438
Property, plant and equipment, gross	35,619	33,272
Accumulated depreciation	(20,563)	(18,530)
Property, plant and equipment, net	$15,056	$14,742

——————————

  Land, buildings and improvements includes $173 million and $170 million related to land as of December 31, 2013 and 2012, respectively, which is not depreciated. The weighted-average useful life is approximately 17.38 years for buildings and improvements.
  The weighted-average useful life is approximately 13.19 years for distribution systems.
  Capitalized software costs reflect certain costs incurred for the development of internal use software, including costs associated with coding, software configuration, upgrades and enhancements. These costs, net of accumulated depreciation, totaled $801 million and $738 million as of December 31, 2013 and 2012, respectively. Depreciation of capitalized software costs was $270 million in 2013, $237 million in 2012 and $209 million in 2011.